Cost of Sales	12 Months Ended
Dec. 31, 2023
Cost Of Sales [Abstract]
Cost of Sales
Note 20 - Cost of Sales

	For the year ended December 31
	2023	2022	2021
	USD in thousands	USD in thousands	USD in thousands

Site maintenance	35,307	26,845	11,937
Payroll, salaries and associated expenses	6,646	6,408	2,823
Insurance	5,835	3,450	1,391
Municipal taxes	3,526	2,133	2,101
Lease	1,083	851	234
Expenses associated with facility construction services	397	751	3,291

Total	52,794	40,438	21,777